Risk/Return Summary - FidelityLow-PricedStockFund-KPRO - FidelityLow-PricedStockFund-KPRO - Fidelity Low-Priced Stock Fund	Sep. 28, 2024
Risk Lose Money [Text]
Prospectus Line Items
Risk Text Block	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]
Prospectus Line Items
Risk Text Block	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .